Restatement of Previously Issued Financial Statements - Summary Of Restatement Of Warrants In Financial Statements (Detail) - USD ($)	2 Months Ended	3 Months Ended	8 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Jul. 16, 2020	Jan. 24, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liability		$ 61,019,868	$ 57,117,434	$ 78,048,668	$ 54,988,834
Additional Paid-in Capital		14,689,698	9,884,554	30,869,475	7,706,287
Accumulated deficit		(9,692,410)	(4,887,218)	(25,872,350)	(2,708,534)
Stockholders' Equity	$ 15,931	5,000,008		5,000,006		$ 0
Formation and operational costs	9,069	911,788	(2,836,706)	3,028,992
Change in fair value of warrant liability		17,028,800	(2,128,600)	(23,059,834)
Net income(loss)	$ (9,069)	16,179,940	$ (4,887,218)	$ (25,872,350)
Weighted average shares outstanding, Common stock subject to possible redemption			19,148,062	21,242,273
Non-cash compensation expense related to private placement warrants			$ 566,333	$ 566,333
Basic and diluted net income per share, Common stock subject to possible redemption			$ (0.13)	$ (1.23)
Allocation of initial public offering costs to derivative liability			$ 2,121,032	$ 2,121,032
Initial classification of warrant liability			54,988,834	54,988,834
Initial classification of common stock subject to possible redemption			640,817,776	640,817,776
Change in value of common stock subject to possible redemption		16,179,938	$ (2,178,289)	$ (23,163,420)
Common Stock Subject to Mandatory Redemption [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted average shares outstanding, Common stock subject to possible redemption			64,081,778	63,958,721
Basic and diluted net income per share, Common stock subject to possible redemption			$ 0.00	$ 0.00
Class A ordinary shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Common Stock Subject to Possible Redemption		633,834,294	$ 638,639,487	$ 617,654,356	640,817,776
Common stock		909	859	1,070	837
Class A ordinary shares | Common Stock Subject to Mandatory Redemption [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income(loss)		$ 55,031		$ 184,502
Weighted average shares outstanding, Common stock subject to possible redemption		61,746,986		63,958,721
Basic and diluted net income per share, Common stock subject to possible redemption	$ 0.00	$ 0.00		$ 0.00
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liability			0	$ 0	0
Additional Paid-in Capital			5,069,161	5,123,060	5,019,473
Accumulated deficit			(71,254)	(125,151)	(21,169)
Stockholders' Equity				5,000,010
Formation and operational costs			(149,341)	341,627
Change in fair value of warrant liability			0	$ 0
Net income(loss)			$ (71,254)
Weighted average shares outstanding, Common stock subject to possible redemption			17,406,749	18,400,891
Basic and diluted net income per share, Common stock subject to possible redemption			$ (0.01)	$ (0.02)
Initial classification of warrant liability			$ 0	$ 0
Initial classification of common stock subject to possible redemption			695,806,610	695,806,610
Change in value of common stock subject to possible redemption			(49,689)	(103,590)
Previously Reported [Member] | Class A ordinary shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Common Stock Subject to Possible Redemption			695,756,921	695,703,020	695,806,610
Common stock			288	290	287
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrant liability			57,117,434	78,048,668	54,988,834
Additional Paid-in Capital			4,815,393	25,746,415	2,686,814
Accumulated deficit			(4,815,964)	(25,747,199)	(2,687,365)
Stockholders' Equity				(4)
Formation and operational costs			(2,687,365)	2,687,365
Change in fair value of warrant liability			(2,128,600)	$ (23,059,834)
Net income(loss)			$ (4,815,964)
Weighted average shares outstanding, Common stock subject to possible redemption			1,741,313	2,841,382
Non-cash compensation expense related to private placement warrants			$ 566,333	$ 566,333
Basic and diluted net income per share, Common stock subject to possible redemption			$ (0.12)	$ (1.21)
Allocation of initial public offering costs to derivative liability			$ 2,121,032	$ 2,121,032
Initial classification of warrant liability			54,988,834	54,988,834
Initial classification of common stock subject to possible redemption			(54,988,834)	(54,988,834)
Change in value of common stock subject to possible redemption			(2,128,600)	$ (23,059,830)
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Stock Subject to Mandatory Redemption [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic and diluted net income per share, Common stock subject to possible redemption				$ 0.00
Revision of Prior Period, Reclassification, Adjustment [Member] | Class A ordinary shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Common Stock Subject to Possible Redemption			(57,117,434)	$ (78,048,664)	(54,988,834)
Common stock			$ 571	$ 780	$ 550